Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
110511776	115230	07/28/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	The 1008 on page 61 was not signed and no other approval found in the file. Unable to determine final loan program and date of loan approval.	11/25/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/6/14- Received signed copy of 1008 executed by underwriter that matches final terms of subject transaction. APRV 0001 Exception cleared.	Approved	A	A	A	A	A
110511776	115258	07/28/2014	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
The Permanent Resident Alien ID Cards provided on pages 181 & 183 expired prior to the close of this transaction and no documentation was found in the file indicating that the borrowers' permanent resident alien status had been renewed.
									08/06/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/6/15 - Received copies of Permanent resident cards for both borrowers reflecting residency is extended through Jan/2015. CRED 0032 Exception cleared.	Approved	A	A	A	A	A
110511776	115259	07/28/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Per 1003 and VVOE (pg 199) borrower only with current employer. Missing the VVOE for the borrower's previous employment to document 24 months employment history. Any employment gaps of 30 days must be documented.
									08/20/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/20/14 - Received the VOE on borrower reflecting prior employment to confirm 24+ month employment history. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
110511776	115264	07/28/2014	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	No purchase contract for subject property found in the file. Unable to document final purchase price per contract.	10/20/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/6/14- Received copy of fully executed sales contract with a purchase price of $739,900. HUD 0014 Exception cleared.	Approved	A	A	A	A	A
110511776	115266	07/28/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $743,000.00 is supported. No CDA provided in file	04/27/2015
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/4/14 - Received copy of CDA reflecting original appraisal value of $743,000 is supported. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
110511776	115267	07/28/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed	08/07/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/7/14- Fraud report completed. All alerts satisfactorily addressed. CRED 0089 Exception cleared.	Approved	A	A	A	A	A
110511776	115272	07/28/2014	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	2	Acknowledged
Based on documentation received 11/19/14 reflecting a $400 reimbursement made to the borrower for a RESPA cure, missing is a revised Final HUD reflecting the specific RESPA Cure in Section 200 of the HUD1 in the amount of $400.00.

Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.

11/25/14 - Received email from Client regarding direction that was given to the lender for the RESPA cure which was the details for an under disclosure cure. Replied to email that RESPA cure should also include an amended HUD1, however, evidence of refund as lender presented is acceptable without an amended HUD for this scenario. Cure documentation provide by Lender stated in cover letter to borrower that the credit should have been reflected on the HUD1 but was not.  Cure documentation provided by Lender stated in cover letter to borrower that the credit should have been reflected on the HUD1 but was not.  RESPA 0011 Exception Overridden to EV2 level.
												Approved	B	B	B	B	B
110511776	115273	07/28/2014	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	2	Acknowledged
Final GFE dated 6/3/2014 (pg 35) reflects a discount credit in Box 2 of ($400.00) with resulting Box A of $592. Final HUD reflects an increased Box A of $992. No redisclosed GFE provided in file disclosing increase in Adjusted origination fee.

Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											11/25/14 - Cure documentation provided by Lender stated in cover letter to borrower that the credit should have been reflected on the HUD1 but was not. RESPA 0012 Exception Overridden to EV2 level	Approved	B	B	B	B	B
110511776	115276	07/28/2014	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
Finance charges are under disclosed by $150. Unable to determine cause of under disclosures as No TIL itemization was provided. HUD reflects a credit of $2,632.77 on line 209 for closing costs however no detail of this credit was provided and HUD in file is not final. Credit was not applied.  The disclosed finance charge ($441,563.97) is ($147.94) below the actual finance charge($441,711.91). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.

11/25/14 - "Reimbursement to customer of $400 credit. Received copy of letter to borrowers dated 11/13/14 explaining $400 credit, along with copy of Cashiers Check made out to borrowers in the amount of $400.00, in memo field of check states refund due from GFE, along with a copy of the overnight tracking receipt. Based on documentation received, the under disclosed finance charge is cured with the $400 refund for the origination charge for the GFE RESPA issue.  COMP 0001 Exception overridden to EV2 level.
												Approved	B	B	B	B	B
110511776	115297	07/29/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	The Closing Protection Letter (page 141) reflects different lender	09/28/2015
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											8/20/14 - Received CPL letter reflecting Addressee as the correct lender, its successors and/or assigns as their interest may appear. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
110511776	115298	07/29/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD with all signatures and fields completed. Compliance review is not complete.	10/20/2014
Verified housing payment history - The credit report reflects 0x30 days delinquent in 58 months on the most recent first lien mortgage.; Verified reserves - Post closing reserves of $185,074.14. 44 months of PITI reserves. 24 months required per guidelines.
											10/20/14 - Received a copy of the final HUD1 posted under COMP 0001 Exception. Rejected under COMP 0001 but reviewed and replied to under the HUD 0001 Exception. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
110837977	127707	11/15/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $610,000 is supported. No CDA is provided.	11/19/2014
Income verified was not used in qualifying - Borrower's paystub (page 372)reflects ytd quarterly incentive pay of $xxxx or $xxxx per month and was not used in qualifying. ; Verified reserves - Cash remaining after closing and reserve requirements of $157,277.70.  58 months of PITI reserves. 9 months of PITI reserves required.
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
110837977	127712	11/15/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Booklet was provided to borrower within 3 days of loan application.	11/20/2014
Income verified was not used in qualifying - Borrower's paystub (page 372)reflects ytd quarterly incentive pay of $xxxx or $xxxx per month and was not used in qualifying. ; Verified reserves - Cash remaining after closing and reserve requirements of $157,277.70.  58 months of PITI reserves. 9 months of PITI reserves required.
											9/22/2014. Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
110837977	127738	11/15/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/20/2014
Income verified was not used in qualifying - Borrower's paystub (page 372)reflects ytd quarterly incentive pay of $xxxx or $xxxx per month and was not used in qualifying. ; Verified reserves - Cash remaining after closing and reserve requirements of $157,277.70.  58 months of PITI reserves. 9 months of PITI reserves required.
											11/20/14 - Received Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
110837977	127938	11/16/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
1) No evidence located in file that mortgage has been sent for recording or recording has been completed.
 2) Policy states mortgage to be duly recorded. Title Policy does not confirm recording of mortgage.
									11/20/2014
Income verified was not used in qualifying - Borrower's paystub (page 372)reflects ytd quarterly incentive pay of $xxxx or $xxxx per month and was not used in qualifying. ; Verified reserves - Cash remaining after closing and reserve requirements of $157,277.70.  58 months of PITI reserves. 9 months of PITI reserves required.

11/20/14 - Received response from lender of: "closing instructions show instructions for recorded docs". This confirms specific detail was provided to the Closing Agent on how to send legal documents to the proper recording office. CRED 0049 Exception Cleared.
												Approved	A	A	A	A	A
110837977	127939	11/16/2014	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged	Per lender exception request (pg 41) borrower does not have required the required three open and active tradelines.
Income verified was not used in qualifying - Borrower's paystub (page 372)reflects ytd quarterly incentive pay of $xxxx or $xxxx per month and was not used in qualifying. ; Verified reserves - Cash remaining after closing and reserve requirements of $157,277.70.  58 months of PITI reserves. 9 months of PITI reserves required.
											Client: 11/20/14 - Received email response from client to confirm exception granted based on 50+ months reserves and 3+ years rental history. CR	Approved	B	B	B	B	B
110837991	128572	11/19/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $930,000 is supported. No CDA provided.	11/21/2014
Verified credit history - Credit report (page 349) reflects a median credit score of 760 with a payment history of 0x30,, with oldest trade line established in May 1996 will no judgments, liens or public records.
 ; Minimal outstanding debt - Borrower has 3 open revolving lines of credit with total credit lines of $13900 carrying outstanding balances of $3853 and monthly payments of $76. ; Verified reserves - Post closing reserves of $89,540.36. 20 months of PITI reserves verified. 9 months of PITI reserves required.
											11/21/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $930,000 is supported. APPR 0040 Exception Cleared	Approved	A	A	A	A	A
110837991	128577	11/19/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of application date.	11/21/2014
Verified credit history - Credit report (page 349) reflects a median credit score of 760 with a payment history of 0x30,, with oldest trade line established in May 1996 will no judgments, liens or public records.
 ; Minimal outstanding debt - Borrower has 3 open revolving lines of credit with total credit lines of $13900 carrying outstanding balances of $3853 and monthly payments of $76. ; Verified reserves - Post closing reserves of $89,540.36. 20 months of PITI reserves verified. 9 months of PITI reserves required.
											11/21/14 - Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
110837991	128590	11/19/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud Report will all alerts satisfactorily addressed is not in file.	11/21/2014
Verified credit history - Credit report (page 349) reflects a median credit score of 760 with a payment history of 0x30,, with oldest trade line established in May 1996 will no judgments, liens or public records.
 ; Minimal outstanding debt - Borrower has 3 open revolving lines of credit with total credit lines of $13900 carrying outstanding balances of $3853 and monthly payments of $76. ; Verified reserves - Post closing reserves of $89,540.36. 20 months of PITI reserves verified. 9 months of PITI reserves required.
											11/21/14 - Received Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300001583	129366	11/26/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $765,000 is supported. No CDA provided.	12/05/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $765,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Approved	A	A	A	A	A
300001583	129369	11/26/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of loan application.	12/03/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											10/29/14 - Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
300001583	129371	11/26/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation from lender to reflect converted funds.	12/04/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.

12/3/14 - Received statement from lender of: "conversion to US dollars attached." Lender attached screen print out of a conversion calculator website (XE Currency Converter) which reflects conversion equivalent of 33,059.90 AUD is 27,919.72 USD as of 12/2/14. Loan meets reserves required. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300001583	129372	11/26/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/05/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											12/5/14 - Received updated Fraud report reflecting correct property address. Valuation CDA received 12/5/14 confirmed value supported. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300001583	129442	11/29/2014	Credit	Missing Proof of Release of Escrow Holdback	HUD 0023	2	Acknowledged	Missing evidence work has been completed and Escrow funds have been released.
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											12/5/14 - Escrow Hold back of $1000 is noted on the HUD1 (pg 68). If acceptable, it will be graded a EV2. Client confirmed they agree and acknowledged. Override HUD 0023 to EV2 level.	Approved	B	B	B	B	B
300001583	129443	11/29/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Missing evidence of recording with recording date and recording numbers.	12/05/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.

12/5/14 - Received evidence of Recording Card Data with Title # that matches to the Mortgage Deed of Trust in file to confirm the Title company has submitted the Mortgage for proper recording on including evidence of payment made.  DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300001583	129445	11/29/2014	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed
Missing completed Condo questionnaire and evidence that subject complex has been approved by client. Loan approval (pg 49) reflects lender required documentation that project was fully warrantable to Investor guidelines.
									12/04/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											12/3/14 - Project is eligible for a Limited Review as it meets the transaction requirement of 80% maximum LTV on Owner Occupied property. COND 0002 Exception Cleared.	Approved	A	A	A	A	A
300001583	129446	11/29/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Evidence of continuance of bonus income is required per Appendix Q.	12/04/2014
Verified housing payment history - 21 months of mortgage history on investment property with 0x30 history. 24 months of rental history verified with cancelled checks. ; None - No other significant compensating factors due to income, asset and credit deficiencies.
											12/3/14 - Bonus income calculated from VOE (pg380) 2012-2013 and 2014 YTD/33. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
110850796	131224	12/09/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Final Title does not reflect recording date and data from land records office. Unable to confirm recording of mortgage on Final Title Policy.	12/12/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/12/14 - Website noted is valid site for recording document information. This is considered sufficient evidence and proof documents were sent for recording by Closing Agent.  DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
110850796	131229	12/09/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,760,000 is supported. No CDA provided.	12/15/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/15/2014 - Received 3rd Party Desk Review that reflects a value of $2,706,000 which does not support the original appraisal value of $2,760,000 but does support it within allowable tolerance of -1.96%.   Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
110850796	131231	12/09/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	10/19/2016
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.
											12/12/14 -Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
110850796	131245	12/09/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/12/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.
											12/12/14 - Received Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
110850796	131283	12/10/2014	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Missing evidence that borrower was provided with copies of Appraisal.	12/12/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/12/14 -  Documents sent history displays all combined disclosures that were sent to the borrower that includes the Notice of Right to Copy of Appraisal also provided is Copy of Compliance Appraisal Cover letter.  ECOA 0004 Exception Cleared.
												Approved	A	A	A	A	A
110850796	131284	12/10/2014	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	No explanation in file for differing appraisal reports and no evidence in file that safety bars were removed or had safety latch installed.	12/18/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/18/14 - Lender attached appraisal report. Page 30 has photos of 1st floor front living room with security bar equipped with safety release latch. Appraisal is marked As Is. APPR 0032 Exception Cleared.
												Approved	A	A	A	A	A
110850796	131287	12/10/2014	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Unable to confirm tax and insurance expenses are included in stated $850 maintenance fees. Final DTI review is not complete pending verification of all PITI expenses.	12/15/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/15/14 - Received a copy of UCC1 statement in borrower name for subject property reflecting subject is a single Coop Unit and no property taxes are reflected.  Confirms, no taxes are included in or owed in addition to the $850 Coop fee considered in qualifying. CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
110850796	131293	12/10/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Statement (pg 54) reflects a statement period of 9/1/2009 to 7/31/2014, however actual statement activity is for 7/28/2014 to 7/31/2014. Statement as provided reflects incorrect dates. Unable to confirm actual period of bank statement.
									12/18/2014
Verified employment history - Verified xx year and xx year stable work history for both borrower and co borrower per VOEs on pgs 724 and 733.; Verified credit history - 743/758 FICO score. 720 minimum required. No material derogatory credit history. Credit file dates back to 5/1999. ; Verified housing payment history - Prior residence mortgage was rated for 60 months at 0x30 per credit report pg 572.; Verified reserves - Post closing reserves of $360,713.49. 35 months of PITI reserves verified. 18 months PITI required.  Borrower meets all lender reserve requirements.

12/18/14 - Received August and September bank statements for acct ending in #xxxx. August statement provided (pg 15) documents large transfer of $417,794 (pg 208) on 08/05/14. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300000605	131554	12/11/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/17/2014
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.
											12/17/14 - Received Fraud report with all alerts satisfactorily addressed. Property alerts will be addressed by the CDA. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300000605	131557	12/11/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	12/18/2014
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.

12/18/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300000605	131560	12/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,097,000 is supported. No CDA provided.	12/29/2014
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.

12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,097,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300000605	131570	12/12/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	12/17/2014
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.
											12/17/14 - Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
300000605	131579	12/12/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $550. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).
									12/19/2014
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.
											12/17/14 - Borrower chosen Attorney fee in the amount of $550 was omitted from the Finance Charge calculation due to fee being from a Borrower Chosen attorney. COMP 0001 Exception Cleared.	Approved	A	A	A	A	A
300000605	131617	12/12/2014	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing condo approval and HOA certification. None provided in file.	10/22/2015
Verified reserves - Verified reserves after closing of $84,774.89 (15.11 months). Minimum reserves required per guides is $61,368.91 (9 months PITI on subject or $50,489.01 and 2 months for one other financed property or $10,879.90). ; Low DTI - 37.44% Verified DTI. Program allows up to 43%.

12/31/14 - E-mail correspondence in file (pg 431) reflects HOA written confirmation that 1) There is no single entity/individual/investor/group that owns more than one physical unit in the project. 2) There is no pending litigation. Master insurance is in file (pg 364), HOA cert was provided on 12/30/14 confirming all HOA dues are paid current and 11.11% is investor owned. Subject is eligible for limited review due to LTV of 80%. COND 0001 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154625	04/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,030,000 is supported. No post closing CDA provided.	04/17/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,030,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser.  APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154636	04/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	10/23/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

6/3/15 - Received a lender internal screen print of third party system reflecting the subject borrower name and address and includes Disclosure Tracking Details. Document reflects eDisclosures were sent on 01/23/15 which is the same date as application date. Second page reflects the
 HUD Settlement Cost Booklet was included to the documents sent. ** COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154650	04/15/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Co-borrower does not meet the minimum trade requirements of 3 open & active, one >24 months & two > 12 months. Borrower has 1 installment with 42 months and 1 joint revolving account with 99 months.  Exception Approval was provided (pg 189)

Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.
											Client: 6/16/15 - Received email confirmation from Client confirming acknowledgement for tradeline exception for the co-borrower. CRED 0098 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300009453	154652	04/15/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 24 months of employment verification for both borrower and coborrower.  Borrower VVOE for current employment provided (pg 785). Missing previous employment.  Co-borrowers new/current employer (pg 477) reflects a start date of 4/01/2015, however the verification is not dated. Missing previous employment. Per LOE (pg 478) co-borrower was not working for 3 months during their relocation from NC to MA. Documents to confirm a complete 24 months of employment verification for both borrowers. All verifications to be dated prior to Note consummation date.
									05/12/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

5/11/15 - Received VVOE for B1 current employment dated 04/07/15 and VVOE for B1 previous employment dated 04/16/15. There is no 30 day gap in between employments. Received VVOE for B2 employment dated 04/07/15 reflecting start date of xxxx and VVOE for previous employment reflecting employment dates of xxxx to xxxx. Borrower has 3 months gap in between. Letter of explanation states reason is due to relocation from NC to MA. Borrower is also waiting for her license and credential process with the new employer. All VVOEs are dated prior to consummation. CRED 0006 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154653	04/15/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	05/12/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

5/11/15 - Received copy of complete Fraud report with all alerts satisfactorily addressed with the exception of address history which is already set on a separate exception. CRED 0089 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154656	04/15/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Missing 24 months verification of housing history: Per Final 1003 (pg 201) and LOE (pg 373), borrower previous residence at xxxx, MA was rented for 2 months, bank statements reflect 2 months rent (pgs 375,379,385). Prior to that, residence at xxxx, NC was rented for 8 months. No VOR or cancelled checks were provided for the most recent 10 months.  Borrowers owned their residence prior at xxxx NC for 6 years. Credit Report (pg 411) reflects 68 months reviewed reporting through 6/2014.
									10/23/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

6/3/15 - Received VOR for previous residence at xxxx, MA reflecting rent dates from 12/13/14 to present. Also received VOR for previous residence at xxxx, NC reflecting rent dates from 05/20/14-12/31/14. Borrowers owned their residence prior at xxxx NC for 6 years. Over 24 months of housing history verified. CRED 0021 Exception Cleared.
												Approved	A	A	A	A	A
300009453	154659	04/15/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence the borrower received the Homeownership Counseling Disclosure within 3 business days of application.	10/23/2015
Low DTI - DTI of 21.02% is well below the Lender guidelines max allowed of 43%.; Verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 68 months reviewed and all consumer credit reflected to be paid 0x30 and 788/806 FICO scores.; Verified reserves - Post closing reserves of $160,616.51. 35 months of PITI reserves verified. 9 months of reserves required.

6/3/15 - Received a lender internal screen print of third party system reflecting the subject borrower name and address and includes Disclosure Tracking Details. Document reflects eDisclosures were sent on same date as application date. Second page reflects the
 Homeownership Counseling Organization List was included to the documents sent. ** COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300021502	162853	05/28/2015	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Unable to confirm the APN. Deed of Trust (pg 162) does not contain the APN for the subject property. APN not provided on legal description (pg 175).	07/02/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

7/1/15 - Received response from lender of: "Deed and Legal Description". Attached is a copy of the Bargain and Sale Deed With Covenants and Schedule "A" description. Bargain and Sale Deed Schedule "A" description agrees with Final Title Policy description. Block and Lot number provided agrees with original appraisal report. ** Confirmed Schedule "A"  description attached to the Deed of Trust (pg 175) provided in file agrees with Schedule "A" description provided in the final Title Policy (Pg 97). Schedule "A" provided in the Final Title Policy provides the Block and Lot number, which agrees with the original appraisal report. ** DEED 0021 Exception Cleared.
												Approved	A	A	A	A	A
300021502	162857	05/28/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,400,000 is supported. No post closing CDA provided.	07/06/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.
											6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300021502	162860	05/28/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	10/14/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

6/3/15 - Lender attached Disclosure Tracking Details printout which reflects that initial disclosures were sent out on 03/09/15, including eDisclosures which supports disclosure was sent within 3-business days of the application date of 03/09/15. Printout reflects Borrower received and acknowledged the eDisclosures on 03/09/15. Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet (page 2). COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300021502	162892	05/28/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	No evidence lender provided copies of written appraisals to all borrowers.	06/08/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

6/3/15 - Received fully executed Appraisal Independence Requirements (AIR) Compliance Appraisal Cover Letter fully executed by both borrowers thus acknowledging receipt of valuation report or waiver of right to review report. ECOA 0003 Exception Cleared.
												Approved	A	A	A	A	A
300021502	162901	05/28/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/29/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

6/29/15 - Received response from lender of: "Fraud Report". Attached is a copy of fraud report dated 3/16/15 reflecting a Fraud Risk Score of 920. ** No lenders comments to address the alerts, however, documentation is provided in file to address variances  ** CRED 0089 Exception Cleared.
												Approved	A	A	A	A	A
300021502	163010	05/30/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence Homeownership Counseling Notice was provided to borrower within 3 business days of application date.	06/08/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

6/3/15 - Lender attached Disclosure Tracking Details printout which reflects that initial disclosures were sent out on 03/09/15, including eDisclosures which supports disclosure was sent within 3-business days of the application date of 03/09/15. Printout reflects Borrower received and acknowledged the eDisclosures on 03/09/15. Documents sent history displays all combined disclosures that were sent to the borrower that includes the Homeownership Counseling Organization List (page 2). COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300021502	163018	05/30/2015	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Per Final Title (pg 96) the subject mortgage is listed as "to be duly recorded". Missing recording reference numbers/book and page numbers to confirm Mortgage document has been recorded.	07/02/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

7/2/15 - The Client acknowledged that Schedule A of final title (pg. 96) states that subject mortgage is to be recorded in the Office of the Register of the county.  This confirms the specific detail to indicate the mortgage will be recorded and in the proper recording office. TITL 0009 Exception Cleared.
												Approved	A	A	A	A	A
300021502	163030	05/31/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Missing Lease Agreement for rental property at xxxx, FL. Borrowers qualified with rental income from this property.	07/02/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.
											7/2/15 - Received response from lender of: "Lease". Attached is a copy of the executed lease for investment property covering 4/15/15 to 4/4/16. ** LEAS 0001 Exception Cleared.	Approved	A	A	A	A	A
300021502	163031	05/31/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Housing history verified with 26 months of cancelled checks (pg 341). Missing copy of lease or VOR to confirm lease amounts and details of rental history. Unable to confirm amount of rent due and borrowers address history.
									07/06/2015
Verified credit history - Middle Credit Scores 808/802. Minimum of 720 required. Credit established 4/1996. No material derogatory credit. ; Verified reserves - Minimum reserves required $71,785.08 with $97,833.05 verified. 17 months PITI verified. 12 months PITI required per guidelines.

7/3/15 - Received response from lender of: "We have checks that show a timely payment history - no gaps. We have to get their prior lease also. Can we please get this waived. We have many compensating factors. Please advise". ** Agreed. 24 month verification of rent satisfied based on: Loan file (pg 341) containing copies of cancelled checks for rental payments from 4/1/2013 to 4/1/2015 payable to the same property management company. Rental amount increased over this period. Payments are dated no later than the 8th of the month in which they are due. Renewal lease for departing residence covering 6/2/14 to 6/1/15 was previously received on 7/2/15. Final 1003/Application reflects 5 years at departing residence. ** CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300017562	162987	05/30/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/03/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.	6/3/15 - Received Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300017562	162991	05/30/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,545,000 is supported. No post closing CDA provided.	06/03/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.	6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,545,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300017562	162993	05/30/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	10/23/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.
6/3/15 - Received response from lender of: "tracking".  Attached is disclosure tracking shows HUD booklet was sent, date on Detail print screen is 05/08/2015. The "Disclosure Tracking Details" printout reflects that initial disclosures were sent out on 03/31/2015, including eDisclosures which supports disclosure was sent within 3-business days of the application date of 03/31/2015.  Printout reflects Borrower received and acknowledged the eDisclosures on 03/31/2015.  Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300017562	163003	05/30/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Co-borrower does not meet the minimum tradeline requirement per lender exception (pg 43). Coborrower has only 1 jointly held lease trade and is an authorized signer on revolving trade, which was not included in qualifying. Guideline Exception for trade line Approval (pg 43). Co-borrower income was not used to qualify.
										Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.	Client: 7/2/15 - Spoke to Client. Client provided emailed confirmation of exception acknowledgment. CRED 0098 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300017562	163004	05/30/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 24 months of employment verification for borrowers employment dated prior to Note consummation date.	06/30/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.
6/30/15 - Received 3rd party verification of employment dated 5/12/15, Voe confirms primary borrowers employment from xxxx to Present or xx years xx months. ** 24 months verification of employment requirement satisfied. ** CRED 0006 Exception Cleared.
												Approved	A	A	A	A	A
300017562	163005	05/30/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $650,000 (pg 423) is insufficient to meet the lower of Note amount ($1,236,000) or cost to rebuild per appraisal of $1,113,000 (pg 427). No evidence of extended coverage or Guaranteed replacement coverage noted on evidence of insurance. Policy states Full Replacement, however not noted as Guaranteed. Based on documents in file hazard coverage is insufficient.
									06/29/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.
6/29/15 - Received response from lender of: "Policy states full replacement cost and this should be sufficient. Full or guaranteed is up to the cost to rebuild". ** Agreed. Hazard insurance dec page (pg 423) reflects "HO-3 Full Replacement" with coverage amount of $650,000. Hazard insurance dec page confirms full replacement. ** HAZ 0004 Exception Cleared.
												Approved	A	A	A	A	A
300017562	163012	05/30/2015	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged
Guidelines require 12 months reserves of $81,251.52, verified $77,514.48 or 11.45 months reserves. Short total reserves of $3737.04. Per final 1003 borrower had insufficient reserves. Lender approval (pg 41) acknowledged borrower was short reserves.
										Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.	Client: 7/2/15 - Spoke to Client. Client provided emailed confirmation of exception acknowledgment. CRED 0100 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300017562	163016	05/30/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing evidence the borrower was provided with the Homeownership Counseling Disclosure within 3 business days of the application date.	06/03/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.
6/3/15 - Received response from lender of: "tracking".  Attached is disclosure tracking shows Homeownership Counseling Disclosure was sent, date on Detail print screen is 05/08/2015. The "Disclosure Tracking Details" printout reflects that initial disclosures were sent out on 03/31/2015, including eDisclosures which supports disclosure was sent within 3-business days of the application date of 03/31/2015.  Printout reflects Borrower received and acknowledged the eDisclosures on 03/31/2015.  Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet.  COMP 0017 Exception Cleared.
												Approved	A	A	A	A	A
300017562	163170	06/02/2015	Credit	Missing Required Property Title Search	TITL 0009	1	Closed
Final Title Policy (pg 79) reflects that subject mortgage is not yet recorded. Title Policy Item #3 states "mortgage to be recorded".  Final title policy to reflect evidence of final recording with recording reference numbers.
									07/02/2015	Low DTI - Verified DTI of 23.20% on fully documented file. Maximum DTI of 43% allowed per lender guidelines.
7/2/15 - Received call from Client to acknowledge that Schedule A of final title states that subject mortgage is to be recorded in the Office of the Register of the County.  This confirms the specific detail to indicate the mortgage will be recorded and in the proper recording office. TITL 0009 Exception Cleared.
												Approved	A	A	A	A	A
300021501	170071	07/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,465,000 is supported. No post closing CDA provided.	07/22/2015
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,465,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300021501	170075	07/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/08/2015 initial application date.	07/21/2015
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/20/15 - Received a copy of the Disclosure Tracking Details for subject transaction. Tracking reflects initial disclosures (including edisclosures) were sent out on 4/8/15, which confirms disclosure was sent within 3-business days of the application date of 4/8/15. Tracking also reflects borrowers received and acknowledged eDisclosures on 4/8/15. Tracking lists all documents sent to borrower, which includes the HUD Settlement Cost Booklet.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300021501	170085	07/09/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing documentation to evidence borrowers were provided a copy of subject appraisal.	07/22/2015
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/20/15 - Received a copy of the borrower signed Appraiser Independence Requirements (AIR) Compliance Appraisal Cover letter dated 5/21/15. Cover letter states: "Enclosed is a copy of the appraisal report(s) and any valuation reports that will be used in connection with your current loan application". Cover letter goes on to state: "If you wish to proceed with the loan closing, your signature will acknowledge either: 1) Your receipt of the appraisal and valuation reports three or more business days prior to your loan closing, or alternatively 2) That you previously had waived your right to review the appraisal report three or more business days prior to the closing of your loan". ** Borrowers signature acknowledges receipt of appraisal. Original loan file provides the executed Notice of Right to Copy of Appraisal dated 4/8/15 (pg 357), which confirms borrow did not previously waive right to appraisal. ECOA 0003 Exception Cleared.
												Approved	A	A	A	A	A
300021501	170094	07/09/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	07/22/2015
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/20/15 - Received copy of the Fraud Manager report dated 4/8/15 with Fraud Score 613. High Risk indicators for property value addressed by CDA dated 7/13/15, which supports the original appraised value. Documentation presented in the original loan file addresses remaining Low and Medium Risk indicators. CRED 0089 Exception Cleared.
												Approved	A	A	A	A	A
300021501	170095	07/09/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Credit report pg 392 reflects inquiries. Any new credit accounts opened to be fully documented.
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/22/15 - Received a copy of email correspondence between borrower and lender addressing credit inquiries reflected in the credit report that was presented in the original loan file (pg 398). ** LOX is dated 7/22/15, post Note consummation xxxx. Per Borrower, 2 inquiries were for shopping for mortgage and resulted in no new debt. 3 remaining inquiries resulted in a new lease payment. Lease payment was reflected in the credit report and was considered in qualifying. Post Note consummation dated LOX supports how DTI was calculated for qualifying. CRED 0093 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300021501	170420	07/11/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing documentation to evidence Homeownership Counseling Notice was provided to borrowers within 3 business days of 04/08/2015 initial application date.	07/21/2015
Verified housing payment history - Credit report reflects 123 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 791/772 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 09/1989. ; Verified reserves - Post closing reserves of $1,987,588 reserves verified.  $82,303 (9 months for subject and 3 months for 3 additional properties) required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Coborrower income of $xxxx/mo is not being used to qualify, but is fully documented in loan file.

7/20/15 - Received a copy of the Disclosure Tracking Details for subject transaction. Tracking reflects initial disclosures (including eDisclosures) were sent out on 4/8/15, which confirms disclosure was sent within 3-business days of the application date of 4/8/15. Tracking also reflects borrowers received and acknowledged eDisclosures on 4/8/15. Tracking lists all documents sent to borrower, which includes the Homeownership Counseling Organization List.  COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300168911	223902	06/03/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence borrower was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose. Disclosure tracking (pg 235) does not indicate an Affiliated Business Disclosure was issued to borrower.
									06/13/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/10/2016 - Received response from lender: "Missing Business Discl". Attached is a signed official Lender letter stating: "Disclosures for Business Affiliates are not provided to the borrower because Lender does not have any Business Affiliates to disclose. ** Lender states that there are no affiliated businesses to disclose, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300168911	223905	06/03/2016	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Homeownership Counseling Disclosure was not provided in the original loan file. Disclosure tracking (pg 235) evidences delivery to borrower on 2/17/2016. Unable to confirm disclosure met requirements.	06/23/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.
											6/21/2016 - Received a copy of the Homeownership Counseling Organization List issued to borrower on 2/17/2016. Organization List disclosed 10 counseling agencies. RESPA 0029 Exception Cleared.	Approved	A	A	A	A	A
300168911	223911	06/03/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/23/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/21/2016 - Received a copy of the fraud report reflecting a high risk score of 854. Documentation provided in the original loan file with post close CDA (APPR 0040 6/9) evidence that all alerts were satisfactorily addressed. FRAUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300168911	223971	06/03/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,025,000 is supported. No post closing CDA provided.	06/23/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/9/16 - Received 3rd Party Desk Review that reflects original appraisal value of $2,025,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300168911	223981	06/03/2016	Credit	Questionable Occupancy	CRED 0015	1	Closed
Approved as Owner Occupied, 3 unit residence. Per appraisal for current primary (pg 708) the borrower is living in a 2 BR/2 bath, 8 year old condominium with 1055 sq ft. Current primary is located in the same building as his office.  Subject being purchased is a 117 years old, 3 unit, 3 story row house (pg 630). The largest unit in subject is 860 sq ft with 1 BR/1 Bath. Subject is within 1.5 miles of his office. Borrowers motivation for moving into older, smaller and less convenient location was not documented. Most likely use for subject is as a 3 unit investment property.
									06/23/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/21/2016 - Received response from lender: "Motivation Letter". Attached is letter from borrower. ** Intent to occupy is satisfactorily documented in attached letter of explanation. CRED 0015 Exception Cleared.
												Approved	A	A	A	A	A
300168911	223986	06/03/2016	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged
Per lender matrix, the maximum LTV for an Owner Occupied, Purchase for a 3-unit building is 75%. Subject approved and closed at 80% LTV. Lender approval (pg 92) and email from Client (pg 93) appears to address the exception, however email chain from Client does not specifically state the Exception approval is for LTV exception. Missing evidence of Client approval of 5% LTV exception to lender guidelines. Compensating factors relied on by Client (per email pg 94) must be documented.

Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/21/2016 - Received response from lender: "Exception Approval". Attached is email correspondence from Client  stating: "Your recent Exception Request for Loan has been PRICINGAPPROVED and exception documents submitted are APPROVED". Exception Comments: We are looking to do an 80% LTV exception for a 3 Unit property. ** Exception is Overridden. Client email evidences acknowledgment of the LTV exception. CRED 0100 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300168911	224000	06/03/2016	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of rate lock date.	07/08/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/21/2016 - Received response from lender: "This loan was locked with the borrower on 5/10/2016. Attached is the lock agreement with the borrower and the LE for the locked rate". Attached is the borrower esigned Interest Rate Lock Disclosure Agreement dated 5/10/2016. Included is a copy of the LE dated 5/10/2016 disclosing the rate lock terms, thus confirming that the LE was issued within 3 business days of the documented lock date. NOTE: Documented rate lock received via stips on 5/3/2016 appears to be for investor pricing. Investor lock 5/3/2016 was completed prior to borrower requested lock 5/10/2016, thus no corresponding LE would be required for Investor documented lock.  COMP 0029 Exception Cleared.
												Approved	A	A	A	A	A
300168911	225378	06/09/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence lender provided copies of written appraisal report to borrower.	06/23/2016
Verified credit history - 741 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/2001. ; Verified reserves - Post closing reserves of $250,020.72, 30 months of PITI reserves verified. 9 months of PITI reserves required. Sufficient reserves to cover additional 6 months on departing primary. Excess reserves of $165,950.

6/21/2016 - Received response from lender: "AIR Disclosure". Attached is a copy of the borrower signed AIR Disclosure dated 4/20/2016. Disclosure states: "Enclosed is a copy of the appraisal report and any valuation reports that will be used in connection with your current loan application....If you wish to proceed with the loan closing, your signature will acknowledge either: 1) Your receipt of the appraisal ans valuation reports three or more business days prior to your loan closing, or, alternatively, 2) That you previously had waived your right to review the appraisal report three or more business days prior to the closing of your loan". ** AIR Disclosure satisfactorily evidences delivery of the appraisal report to borrower.  ECOA 0003 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152906	04/04/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Lender loan approval in file (pg 578) is not signed. No 1008 provided. Unable to determine approving underwriter.	04/30/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/30/15 - Received the underwriter executed and dated 1008. DTI is 42.041% which matches to the 1008 originally provided. Approval date is 2/19/2015. APRV 0010 Exception Cleared.	Approved	A	A	A	A	A
300006226	152909	04/04/2015	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing signed final 1003. 1003 document in file (pg 546) was used for data entry but it is not considered a final 1003.	04/29/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/20/15 - Received Final 1003 fully executed by all parties. APP 0001 Exception Cleared.	Approved	A	A	A	A	A
300006226	152910	04/04/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	1003 in file (pg 546, 571) is missing Loan Officer signature. No 1003 document in file signed by Loan Officer.	04/29/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											04/28/15 - Received Final 1003 fully executed by all parties. APP 0004 Exception Cleared.	Approved	A	A	A	A	A
300006226	152911	04/04/2015	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed
Missing Deed of Trust. Unable to confirm Notary date. No evidence located in file that mortgage has been sent for recording or recording has been completed. Missing Closing Instructions to confirm if closing was provided with specific recording information.
									06/26/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

4/20/15 - Received unrecorded Deed of Trust fully executed by all parties and notarized. APN confirmed. Clearing DEED 0001. Set a separate exception for missing proof of recordation. DEED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152912	04/04/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing final HUD signed by all parties. HUD in file (pg 443) is marked Estimated. Fees stated on HUD are not complete. Unable to confirm final assets required for closing. Credit and compliance review is not completed.
									04/29/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/28/15 - Received Final HUD, stamped and marked CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300006226	152914	04/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/10/15 - Received 3rd Party Field Review that reflects original appraisal value is supported. Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300006226	152916	04/04/2015	Compliance	Missing Final TIL	TIL 0001	1	Closed	No final TIL provided. Missing final TIL signed by all vested parties. Compliance review is not completed.	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/20/15 - Received Final TIL signed by all vested parties. TIL 0001 Exception Cleared.	Approved	A	A	A	A	A
300006226	152918	04/04/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Lack of comps with acceptable adjustments could indicate that subject is not easily comparable with other homes in the area or is an over-improvement. Average sales price of comparables used does not support the value. Value not adequately supported.
									10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/21/15 - Received 3rd Party Field Review that reflects original appraisal value is supported. Value confirmed by Field Review which is performed by licensed appraiser. APPR 0013 Exception Cleared.	Approved	A	A	A	A	A
300006226	152919	04/04/2015	Compliance	All title holders did not execute the Mortgage/DOT	DEED 0037	1	Closed	Missing mortgage document. Unable to confirm title holders signatures. Vesting entered per Escrow instructions (pg 451). Unable to confirm.	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

4/20/15 - Received unrecorded Deed of Trust fully executed by all parties and notarized. APN confirmed. Vesting entered per Escrow instructions (pg 451) matches title holders on Deed of Trust. DEED 0037 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152922	04/04/2015	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing hazard insurance per cost to rebuild on appraisal (pg 475).	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/20/15 - Received evidence of insurance with dwelling coverage of $1,011,000 which is sufficient to cover cost to rebuild of $909,860. Loan amount is $840,000. HAZ 0005 Exception Cleared.	Approved	A	A	A	A	A
300006226	152923	04/04/2015	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Certificate. Appraisal indicates Flood Zone X.	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/20/15 - Received Flood Certificate confirming subject is in Flood Zone X. FINS 0004 Exception Cleared.	Approved	A	A	A	A	A
300006226	152924	04/04/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing verification of PITI expenses on prior primary.	10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

6/1/15 - Received verification of PITI expenses. Total PITI based on first mortgage payment, second HELOC payment per credit report, insurance and taxes per property profile. CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152925	04/04/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Missing Lease agreement on prior primary. Per loan approval borrower will be renting this property after moving into subject.	10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											6/1/15 - Final 1003 presented via Stips and Conditional Loan Approval (pg 578) confirms no rental income was utilized to qualify thus lease agreement is not required. LEAS 0001 Exception Cleared.	Approved	A	A	A	A	A
300006226	152927	04/04/2015	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed	Unable to determine if VVOE meets guidelines due to lack of closing documents and confirmation of consummation date.	09/23/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/28/15 -Lender to upload documents included to corresponding exception. Lender also provided VVOE. VVOE is dated same date as Note. QMATR 0008 Exception Cleared.	Approved	A	A	A	A	A
300006226	152928	04/04/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Borrowers 2014 Tax Returns provided on 6/9/2015 confirm no 2106 expenses.  Confirmed Schedule C loss with expenses reported are from previous employer. No income adjustment necessary. 2014 Tax Returns are not signed by the borrower. Per guidelines tax returns must be signed by the borrower(s).

									06/24/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

6/23/15 - Received response from lender of: "Signed 2014 1040s". Attached is a copy of pg 2 of the 2014 1040 tax returns signed by the borrower. ** Confirmed complete copy of the 2014 1040 tax returns were previously received on 6/9/15. ** CRED 0087 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152929	04/04/2015	Credit	Missing Credit Report	CR 0001	1	Closed	Missing origination credit report. Entered liabilities per 1003 pending credit report review. Credit review is not complete.	10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											6/1/15 - Lender to disclose reason for post-consummation dated supplement provided on 04/30/15. CR 0001 Exception Cleared.	Approved	A	A	A	A	A
300006226	152931	04/04/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Report in file (pg 107) is not complete. File contains only pages 28-47. Missing pages 1 to 27. Report to reflect all alerts have been addressed.	04/29/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/28/15 - Received complete fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300006226	152940	04/04/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Current employer provided borrower with a Loan when he started with the company (pg 208). There is no evidence in the file that lender took the repayment of this debt into consideration when calculating liabilities and DTI.
									06/19/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

6/17/15 - Paystubs reflect misc deductions for the loan payments based on bonus earnings, thus earnings cover all loan payments, thus no payment is required for qualifying. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300006226	152989	04/05/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											6/1/15 - Lender presented a letter on letterhead executed by General Counsel that states they do not have any affiliations. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300006226	152991	04/05/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following: 1) Lender provided 5 paystubs (pgs 193-198). Only paystub (pg 195, 196) is complete. All other paystubs are missing page 2 with detail of deductions.  2) Missing 4506T document signed by borrower.
									06/10/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											6/10/15 - File contains 2013 Tax Transcripts. Note date is prior to the 120 day expiry of 4506T form. ** CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300006226	152992	04/05/2015	Compliance	Note is not executed	NOTE 0003	1	Closed	Note is missing.	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/20/15 - Received complete copy of Note signed and dated by borrower. NOTE 0003 Exception Cleared.	Approved	A	A	A	A	A
300006226	152999	04/05/2015	Compliance	Note is Incomplete	NOTE 0050	1	Closed	No copy of Note provided in file. Unable to confirm terms of Note and name of lender.	04/21/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/21/15 - Received complete copy of Note signed and dated by borrower via exception code NOTE 0003. Terms of Note confirmed to be 30 Year Fixed. Confirmed lender. NOTE 0050 Exception Cleared.	Approved	A	A	A	A	A
300006226	155218	04/21/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Based on Deed of Trust provided on 04/20/15, Mortgage/Deed of Trust is Incomplete due to the following: No evidence located in file that mortgage has been sent for recording or recording has been completed.
									06/26/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											6/25/15 - Confirmed borrower subject property tract, lot, and APN. Recorded copy of DOT confirms recording is complete. ** DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300006226	155266	04/21/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Change of Circumstance to correspond with Final GFE (pg 574). None provided in file.	09/23/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/30/15 - Received response from lender of: "COC". Attached is a COC dated 2/24/2015. RESPA 0005 Exception Cleared.	Approved	A	A	A	A	A
300006226	163219	06/02/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Lender to disclose reason for post-consummation dated supplement received on 04/30/15 through exception code CRED 0001. Lender supplemental credit report upgrade is dated 2/25/2015 which is dated post-consummation.
									10/16/2015
Verified housing payment history - Credit report reflects 88 months of current and prior mortgage history paid 0x30.; Verified credit history - 781 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

6/25/15 - Credit supplement received post close reflects an increase to revolving debt balance on one of the tradelines.  Based on a payment of 5% of the new outstanding balance, no material changes were confirmed. ** CRED 0093 Exception Cleared.
												Approved	A	A	A	A	A
300005754	154632	04/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	04/29/2015
Verified credit history - 790 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1989.; Verified housing payment history - Credit report reflects 64 months of current mortgage history paid 0x30.; Verified reserves - Post closing reserves of $502,348.87. Post closing reserves required of $66,388.56 based on 6 months PITI on subject and 6 months PITI on rental properties. All lender reserve requirements have been met.

4/28/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300005754	154637	04/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/29/2015
Verified credit history - 790 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1989.; Verified housing payment history - Credit report reflects 64 months of current mortgage history paid 0x30.; Verified reserves - Post closing reserves of $502,348.87. Post closing reserves required of $66,388.56 based on 6 months PITI on subject and 6 months PITI on rental properties. All lender reserve requirements have been met.

4/28/15 - Lender provided cover letter confirming HUD settlement Booklet is included with the initial disclosures provided. Cover letter is electronically signed by borrower. Borrower acknowledged receipt of HUD Booklet. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300005754	154638	04/15/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose. File provides Affiliated Business Disclosure for the seller (pg 468).
									05/27/2015
Verified credit history - 790 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1989.; Verified housing payment history - Credit report reflects 64 months of current mortgage history paid 0x30.; Verified reserves - Post closing reserves of $502,348.87. Post closing reserves required of $66,388.56 based on 6 months PITI on subject and 6 months PITI on rental properties. All lender reserve requirements have been met.
											5/26/15 - Letter on letterhead executed by General Counsel that states they do not have any affiliations. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300005754	154671	04/15/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 is deficient due to the following: Section X, Information for Government Monitoring Purposes is not fully completed (pg 166).	04/29/2015
Verified credit history - 790 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1989.; Verified housing payment history - Credit report reflects 64 months of current mortgage history paid 0x30.; Verified reserves - Post closing reserves of $502,348.87. Post closing reserves required of $66,388.56 based on 6 months PITI on subject and 6 months PITI on rental properties. All lender reserve requirements have been met.
											4/28/15 - Received Final 1003 fully executed by all parties with Section X, Information for Government Monitoring Purposes fully completed. APP 0002 Exception Cleared.	Approved	A	A	A	A	A
300008029	156989	05/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,085,000 is supported. No post closing CDA.	05/08/2015
Income verified was not used in qualifying - VOE (Page 376) reflects an additional $8564 in annual average bonus income which was not used to qualify. ; Verified credit history - Credit report (page 181) dated 1/23/2015 reflects a median credit score of 793.  Credit report reflects oldest tradeline from December 2004 with a payment history of 0x30 and no judgments, liens or public records.; Verified reserves - Post closing reserves of $106,896.37. 22 months of PITI reserves verified. 9 months of PITI reserves are verified. ; Low DTI - Review verified DTI of 27.19% on fully documented file. Maximum DTI allowed of 43%. ; Low LTV/CLTV/HCLTV - 68.42% LTV/CLTV. 80% maximum allowed.

5/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported. Sales price is $950,000. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300009044	154674	04/15/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
1008 in file (pg 22) is illegibly signed and not dated. Unable to determine approving underwriter and date of approval. No lender approval in file. Loan worksheet is not fully completed. Missing Loan Program. Lender approval documents are deficient.
									09/10/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.
											4/20/15 - Received underwriter executed 1008 reflecting a date of 04/02/15. DTI is 32.57% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300009044	154683	04/15/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final or estimated HUD in file. Only HUD document in file is for simultaneous 2nd lien (pg 329). Unable to confirm assets required for closing and final terms of purchase. Credit and compliance review is not completed.
									04/22/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.
											4/21/15 - Received HUD marked Final and stamped CTC by settlement agent. Reserves requirement met. Compliance review complete. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300009044	154684	04/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,200,000 is supported. No post closing CDA provided.	04/29/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.

4/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,200,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300009044	154720	04/16/2015	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
Borrower is Foreign National/Non-Permanent Resident Alien current working on an L1A VISA which expires on xxxx (pg 31). Lender guidelines require borrower to have stable income expected to continue for 3 years. Employer letter (pg 33) reflects they will apply for an extension, however no guarantee that employment is excepted to continue for 3 years. Unable to confirm VISA extension beyond xxxx.
									10/20/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.

5/5/15 - In collaboration with client, the 23-page document provided on 5/1/15 reflects the official petition request (pg. 6-9) to the INS/DHS and pg. 23 reflects on the DHS that the L1 admission reflects borrower is admitted until 10/31/2016 which is beyond the visa expiration of xxxx. And the I-129S (pg. 22), Non-immigrant Petition Based om Blanket L Petition reflects the borrower will be a manger or executive (L-1A) with validity dates of xxxx to xxxx.  CRED 0032 Exception Cleared.
												Approved	A	A	A	A	A
300009044	155278	04/21/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
UPDATED EXCEPTION:
Based on GFE and HUD Comparison on page 3 of Final HUD, actual Title Services and Title Insurance reflected on page 3 of Final HUD is short by $274. Title Services is reflected as $2,574.50 on page 3 of Final HUD while actual Title Services charges is $2,848.50 based on line #1101 of Final HUD page 2. The $274 shortage results in increase of 10% tolerance violation to $381.88. A credit for tolerance adjustment is reflected on HUD1 of $107.88 (line #209) which is insufficient to cover actual tolerance violation amount of $381.88 ($107.88 based on GFE and HUD comparison provided by lender on page 3 of Final HUD and shortage of $274 in Title Services.

ORIGINAL EXCEPTION:
 Final GFE (pg 636) reflects required charges of $5,903.60. HUD received on 04/21/15 reflects required charges of $6,655.84. Increase of $752.24 results in >10% tolerance violation. A credit for tolerance adjustment is reflected on HUD1 of $107.88 (line #209) which was not applied due to no breakdown was provided to determine which fees they apply to, thus none was applied.
									10/20/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.

4/28/15 - Lender provided an Amended Final HUD, signed and stamped CTC by settlement agent. Amended HUD reflects the following changes: Lowered settlement fee by $274 of $1326.16 on line 1102 thus a lowered Title Services Fee in line 1101 of $2574.50. Second loan fees on line 809 of $390 have been removed. Proceeds from the bank has been reduced from $118,800 to $118,135 (reduced by second loan fees of $390 and $274 settlement fee on second). Cash required to close did not change. Also attached is an e-mail correspondence between lender and Senior Escrow Closer of xxxx which states: "There are two loans on the transaction and unless we specifically request separate huds, our system combines the charges. The settlement fee for $274 was allocated to the second loan." The lowered settlement fee of $1326.16 and lowered Title Services Fee of $2574.50 both clears the under disclosure and 10% tolerance fee issue. RESPA 0009 Exception Cleared.
												Approved	A	A	A	A	A
300009044	155281	04/21/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing evidence borrower was provided with Sch A Addendum to GFE/Settlement Provider listing required per RESPA.	10/20/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.

4/27/15 - Received response from lender of: "this is a standard default condition on all of [xxxx] approvals as well as closing instructions. please see attached approval." Lender attached copy of Lender Approval with all outstanding conditions signed off. Condition Item #72 states "[xxxx] does not allow shopping for services." This confirms that lender does not allow borrowers to shop for service providers thus Schedule A is waived. RESPA 0028 Exception Cleared.
												Approved	A	A	A	A	A
300009044	155301	04/22/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $165.51 based on Final HUD1 received on 04/21/15. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charges. Per the TIL itemization (pg. 723) the under disclosure is a result of the difference of $2,386.78 prepaid interest charged on HUD vs. Itemization ($2,386.78 on HUD1 vs. 2,495.27 per TIL) plus $274 difference in settlement charges ($1600.16 on HUD vs. $1,326.16 per TIL) for a total net under disclosure of $165.51. A credit for tolerance adjustment is reflected on HUD1 of $107.88 (line #209) which was not applied due to no breakdown was provided to determine which fees they apply to, thus none was applied. The disclosed finance charge ($723,581.51) is ($165.51) below the actual finance charge($723,747.02). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									10/20/2015
Verified credit history - 746/773 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 12/1997.; Verified employment history - Borrower on job for xx years. Coborrower on job for xx years. ; Verified housing payment history - Coborrower mortgage history verified 0x30 for 126 months.

4/28/15 - Lender provided response of: "a check is being issued to the borrower for the difference. will provide evidence once received. thank you." Lender provided an Amended Final HUD, signed and stamped CTC by settlement agent. Amended HUD reflects the following changes: Lowered settlement fee by $274 of $1326.16 on line 1102 thus a lowered Title Services Fee in line 1101 of $2574.50. Second loan fees on line 809 of $390 have been removed. Proceeds from bank has been reduced from $118,800 to $118,135 (reduced by second loan fees of $390 and $274 settlement fee on second). Cash required to close did not change. Also attached is an e-mail correspondence between lender and Senior Escrow Closer of xx which states: "There are two loans on the transaction and unless we specifically request separate huds, our system combines the charges. The settlement fee for $274 was allocated to the second loan." With the lowered settlement fee of $1326.16 and lowered Title Services Fee of $2574.50, the loan is no longer underdisclosed. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300007937	154660	04/15/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD1. No estimated or final HUD1 in loan file. Unable to confirm cash required to close and final terms of purchase. Compliance testing and reserve calculations could not be completed.	04/23/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.
											4/22/15 - Received final HUD1. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300007937	154666	04/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $580,000 is supported. No post closing CDA provided.	05/07/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.
											4/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $580,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300007937	154681	04/15/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Coborrower has Sch C business, xxxx (pg 122, 131)). Missing third party VVOE to verify Sch C self-employment.  Income from business used to offset business expenses. Net loss from Sch C used included in qualifying.
									10/20/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.

5/4/15 - Attached is a verbal xxxx dated 3/13/2015 that states: "Confirmed that they prepared and filed the 2014 and 2013 tax returns" and included is a copy of the online lookup for the business to confirm the phone number. ** Name of firm is on 2014 tax returns as tax preparer. CRED 0006 Exception Cleared.
												Approved	A	A	A	A	A
300007937	154687	04/15/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2015 YTD P&L and balance sheet for SchC company. Income loss was used to qualify. P&L and Balance Sheet required to confirm losses are not increasing.	10/20/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.

5/4/15 - Letter along with the copy of executed financials received on 5/1/15 that reflects a positive net figure through 3/15/2015 of $417.28 (prior to consummation).  No income was considered, only initially a small loss was considered for qualifying.  Financial is signed by Co-borrower and thus deemed reasonable since YTD reflects positive net figures, and no loss. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300007937	155512	04/23/2015	Compliance	Box 1. - Origination charge cannot increase on HUD1	RESPA 0010	1	Closed
Final HUD1 received on 4/22/15 reflects a origination charge in line #801 of the HUD1 of $1815 which increased $25 above the final GFE dated 4/9/15 (pg. 546) that reflected $1790.  Origination charge is a zero tolerance fee and cannot increase.
									10/20/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.
											5/4/15 - HUD Origination fee updated based on Certification letter from Lender. Tolerance issue cured, thus RESPA 0010 Exception Cleared	Approved	A	A	A	A	A
300007937	155513	04/23/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed
Final HUD1 received on 4/22/15 reflects an adjusted origination charge in line #803 of the HUD1 of $1815 which increased $25 above the final GFE dated 4/9/15 (pg. 546) that reflected $1790. Adjusted Origination charge is a zero tolerance fee and cannot increase.
									10/20/2015
Verified housing payment history - Borrowers have 153 months 0x30 mortgage pay history per the credit report.  12 month history required per guidelines.; Established credit history - 796/804 FICO scores.  Borrowers have 200 months credit history with no adverse accounts or public records.
											5/4/15 - HUD Origination fee updated based on Certification letter from Lender. Tolerance issue cured, thus RESPA 0012 Exception	Approved	A	A	A	A	A
300008816	161559	05/20/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
1008 in file (pg 13) is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided.  Unable to determine loan approval date and approving underwriter.
									08/21/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Received underwriter executed 1008. DTI is 17.604% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300008816	161940	05/23/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/04/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - However, CDA provided 5/27/2015 supports original appraised value of $1,775,000. All other variances were cleared. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300008816	161941	05/23/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Homeownership Counseling disclosure was not provided.	06/11/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/10/15 - Received copy of Homeownership Counseling List which is same date as initial 1003 date. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300008816	161942	05/23/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing signed 2013 tax returns. Signature copy of 2012 returns provided (pg 519).	06/04/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Received response from lender of: "Signed 2013 Tax Returns". Attachment contains pg 2 of the 2013 Form 1040 signed by both borrowers. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300008816	161943	05/23/2015	Property	Property Type is prohibited	PROP 0002	2	Acknowledged	Subject is 2 unit investment property. Lender exception request to (pg 519) provided in file. No evidence that exception was approved.
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Previously received response from client on 05/22/15 to confirm exception granted for an investment property. PROP 0002 Exception initially Cleared but is overridden to EV2.	Approved	B	B	B	B	B
300008816	161944	05/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	06/04/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Received response from lender of: "Closing Instructions". This confirms intent to record legal documents. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300008816	161945	05/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,775,000 is supported. No post closing CDA provided.	05/28/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.

5/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300008816	161947	05/23/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	06/04/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Document was executed on 3/16/2015. Evidence that lender has no affiliations to disclose provided. COMP 0010 Exception Cleared.	Approved	A	A	A	A	A
300008816	161948	05/23/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/11/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/10/15 - Received screen print confirms evidence of delivery within 3 business days of application. COMP 0038 Exception Cleared.	Approved	A	A	A	A	A
300008816	162189	05/25/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter from title insurer provided in file.	08/21/2015
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.
											6/2/2015 - Attachment contains the Closing Protection Letter / Insured Closing Lettery. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300008816	162344	05/25/2015	Credit	Missing Guidelines for Loan Program used to Underwrite Loan File	APRV 0004	2	Acknowledged	No lender guidelines provided for lender loan program allowing Investment properties.
Verified credit history - 797/797 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1980. ; Verified reserves - Post closing reserves of $1,454,111.28. 18 months PITI reserves required on subject. 215 months of subject PITI reserves were verified. ; Low DTI - 17.21% DTI on fully documented file. 43% maximum allowed. ; Low LTV/CLTV/HCLTV - 56.34% LTV/CLTV.

Client: 6/8/15 - Exception requested was for consideration of a 2 unit investment property. Subject property is a 2 unit investment property and is a purchase transaction. 56.34% LTV, 174 months of reserves, 797 FICO (720 minimum) and 17.21% DTI (max is 43%). APRV 0004 Exception Overridden to EV2 level.
												Approved	B	B	B	B	B
300190923	235317	07/18/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	07/21/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/20/2016 - Received a lender memo on company letterhead stating: "(lender)  doesnt have E-Sign capabilities and is not offered to our borrowers. It is (lender) policy to mail every applicable LE and CD. ** Lender confirms that they do not utilize esign and that all disclosures are mailed to the borrowers. Confirmed that none of the disclosures were esigned by the borrower, thus no eDisclosure is required.  TRID 0134 Exception Cleared.
												Approved	A	A	A	A	A
300190923	235318	07/18/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	07/21/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/20/2016 - Received a lender memo on company letterhead stating: "(lender)  doesnt have E-Sign capabilities and is not offered to our borrowers. It is (lender) policy to mail every applicable LE and CD. ** Lender confirms that they do not utilize esign and that all disclosures are mailed to the borrowers. Confirmed that none of the disclosures were esigned by the borrower, thus no eDisclosure is required.  TRID 0135 Exception Cleared.
												Approved	A	A	A	A	A
300190923	235319	07/18/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,550,000 is supported. No post closing CDA provided.	07/22/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/21/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300190923	235461	07/18/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing complete two months bank statements for checking account. Statement (pg 7) is dated from 5/1/2016 to 5/31/2016. Printout covers period from 6/2/2016 to 6/30/2016 (pg 1). Transaction history for 6/1/2016 is missing.
									07/22/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.	7/22/2016 - Received a complete copy of the checking account statement dated from 6/1/2016 through 6/30/2016, thus satisfying the 2 month bank statement requirement. CRED 0083 Exception Cleared.;	Approved	A	A	A	A	A
300190923	235466	07/18/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Missing documentation to support a property tax payment of $1776.04 used both for qualifying and disclosed to borrower (pg 352, 310). Property tax payment is $1436.08 based on the documented tax rate of 1.1118% (pg 222) and appraised value / purchase price of $1,550,000.
									07/25/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/22/2016 - Received a memo on lenders letterhead stating: "See attached, used 1.25% plus the additional Mello Roos assessments". Attached are copies of the same tax certs that were presented in the original loan file. ** Lenders calculated property tax payment  of $1776.04 / mo is greater than the actual tax payment of $1436.08 calculated with the documented tax rate (pg 222), thus confirming that the non-escrowed property tax payment used for qualifying was developed using the most conservative calculation method. CRED 0103 Exception Cleared.
												Approved	A	A	A	A	A
300190923	235478	07/18/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 5/19/2016 (pg 418). Documented intent to proceed date of 6/19/2016 (pg 415) is not within 10 business days of the initial LE. You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									07/22/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/20/2016 - Received a memo on company letterhead stating: "There is not a 10 business day requirement per regulation and we did not charge any fees prior to receiving the intent to proceed. The borrower executed the intent to proceed on 06/19/2016; no fees were imposed prior to that date". ** Final CD (pg 353) lists no fees paid outside of closing, thus confirming that the borrower was not charged any fees prior to consummation. TRID 0047 Exception Cleared.;
												Approved	A	A	A	A	A
300190923	235486	07/18/2016	Credit	Non-Arms Length Transaction	CRED 0026	1	Closed
Fraud Report (pg 79) identified transaction as potential non-arms length transaction. Lender remarks state: "No issued or red flags found by UW team", however, CD (pg 356, pg 19) indicates that the non-borrowing spouse is both the Sellers and Buyers real estate agent for subject transaction with agent being compensated $31,000 at closing (pg 359).
									07/25/2016	Low DTI - 37.09% DTI is below the program maximum of 43%.
7/22/2016 - Received a lender memo on company letterhead stating: "There is nothing specific on Non-Arms Length transactions in (client) guidelines so we follow (agency) guidelines. Since there is no direct relation between the Borrower(s) and the Seller, it is acceptable. Also, we did not include any Broker Commission within the cash to close or reserves". ** Per (agency), Non-arms length transactions are purchase transactions in which there is a relationship or business affiliation between the seller and the buyer of the property. (agency) allows non-arms length transactions for the purchase of existing properties unless specifically forbidden for the particular scenario, such as delayed financing..." Confirmed that the non-borrowing spouse is not listed as the buyer on the purchase agreement (pg 334). CRED 0026 Exception Cleared.;
												Approved	A	A	A	A	A